Share-based payments - Additional Informtaion (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Mar. 22, 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value of options granted	$ 3,260	$ 1,200	$ 900
Share based payments, compensation expense	$ 16,576,000	10,592,000	10,494,000
Stock options [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Description of vesting requirements of options granted	Stock options will be vested as follows: (i) 33% during the first year; (ii) 33% during the second year, and (iii) 34% during the third year in relation to the date in which stock options are granted to participants.
Description of maximum term of options granted	Once acquired, stock options may be exercised up to 5 or 10 years as from grant date.
Share based payments, compensation expense	$ 3,673,000	4,377,000	4,251,000
Restricted Stock [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Description of vesting requirements of options granted	Restricted Stock is vested as follows: (i) 33% the first year; (ii) 33% the second year; and (iii) 34% the third year with respect to the date in which the Restricted Stock are granted to the participants.
Share based payments, compensation expense	$ 6,372,000	$ 6,215,000	$ 6,243,000
Performance Restricted Stock [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payments, compensation expense	$ 6,531,000
Long term incentive plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares reserved fo issuance				8,750,000
Share based payments, date of grant	April 4, 2018